Description of Business and Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)			1 Months Ended	9 Months Ended		12 Months Ended
	Aug. 24, 2020	Feb. 05, 2019	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020
Significant Accounting Policies [Line Items]
Merger related expenses incurred				$ 6,100,000
Merger related expenses capitalised			$ 4,400,000	4,400,000
Payment of merger related costs				707,000
Merger related costs included in accounts payable and accrued liabilities			3,700,000	$ 3,700,000
Proceeds from temporary equity						$ 68,666,000	$ 0
Concentration Risk Percentage				100.00%	100.00%	100.00%	100.00%
Cash and cash equivalents			50,700,000	$ 50,700,000		$ 27,080,000	$ 9,602,000
Allowance for doubtful debts on accounts receivable current						0	0
Goodwill carrying amount			701,000	701,000		701,000	701,000
Impairment of goodwill						0	0
Impairment of long lived asset tangible				359,000		$ 0	$ 0
Percentage of income tax benefit to be realised for recognition in the income statement						50.00%	50.00%
Current liabilities			$ 18,308,000	18,308,000		$ 14,773,000	$ 18,810,000
Class X Redeemable Preferred Stock [Member]
Significant Accounting Policies [Line Items]
Temporary equity issued during the period shares	1,251,971		1,251,971
Temporary equity issue price per share	$ 135.8
Proceeds from temporary equity				170,000,000		170,000,000
Net proceeds from temporary equity				$ 164,300,000		$ 164,300,000
Proceeds from temporary additional equity	$ 30,000,000
Class A Common Stock
Significant Accounting Policies [Line Items]
Common stock, par value			$ 0.00001	$ 0.00001		$ 0.00001	$ 0.00001	$ 0.00001
Autonomy Solutions [Member]
Significant Accounting Policies [Line Items]
Concentration Risk Percentage				83.00%	64.00%	77.00%	62.00%
Goodwill carrying amount			$ 687,000	$ 687,000		$ 687,000
Other Component Sales [Member]
Significant Accounting Policies [Line Items]
Concentration Risk Percentage				17.00%	36.00%	23.00%	38.00%
Goodwill carrying amount			14,000	$ 14,000		$ 14,000
Accounts Payable [Member]
Significant Accounting Policies [Line Items]
Merger related costs included in accounts payable and accrued liabilities			2,100,000	2,100,000
Accounts Payable [Member] | Maximum
Significant Accounting Policies [Line Items]
Concentration Risk Percentage						10.00%
Accounts Payable [Member] | Supplier [Member]
Significant Accounting Policies [Line Items]
Concentration Risk Percentage						14.00%
Accrued Liabilities [Member]
Significant Accounting Policies [Line Items]
Merger related costs included in accounts payable and accrued liabilities			1,600,000	1,600,000
Accounts Receivable [Member] | Customer One [Member]
Significant Accounting Policies [Line Items]
Concentration Risk Percentage						31.00%	27.00%
Accounts Receivable [Member] | Customer Two [Member]
Significant Accounting Policies [Line Items]
Concentration Risk Percentage						15.00%	23.00%
Accounts Receivable [Member] | Customer Three [Member]
Significant Accounting Policies [Line Items]
Concentration Risk Percentage						11.00%	15.00%
Gores Metropoulos, Inc.
Significant Accounting Policies [Line Items]
Penalties and interest related to uncertain tax positions						$ 0	$ 0
Cash and cash equivalents			518,874	518,874		1,365,240	$ 52,489
Dilutive securities, effect on basic earnings per share				0		0
Federal depository insurance coverage amount			$ 250,000	$ 250,000		$ 250,000
Class A common stock subject to possible redemption (in shares)			38,420,462	38,420,462	38,639,955	38,713,476	0
Redemption percentage if business combination is not completed			100.00%	100.00%		100.00%
Investments and cash held in Trust Account			$ 405,725,195	$ 405,725,195		$ 406,434,959
Dissolution expenses, maximum allowed				100,000		100,000
Redemption rights or liquidating distributions with respect to warrants			0	0		0
Current liabilities			3,098,900	3,098,900		1,355,865	$ 486,849
Working capital			$ (2,520,566)	(2,520,566)		145,774	$ 3,015
Gores Metropoulos, Inc. | Maximum
Significant Accounting Policies [Line Items]
Threshold net tangible assets				$ 5,000,001		$ 5,000,001
Number of months to complete business combination				24 months		24 months
Number of days to redeem the shares if Business combination is not completed				10 days		10 days
Gores Metropoulos, Inc. | IPO
Significant Accounting Policies [Line Items]
Offering costs including underwriter's fees		$ 22,865,105				$ 22,865,105
Underwriter's fees		$ 22,000,000				$ 22,000,000
Sale of common stock (in shares)		40,000,000
Gores Metropoulos, Inc. | Class A Common Stock
Significant Accounting Policies [Line Items]
Common stock, par value			$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Sale of common stock (in shares)					40,000,000	40,000,000
Class A common stock subject to possible redemption (in shares)						38,713,476	0
Gores Metropoulos, Inc. | Class A Common Stock | IPO
Significant Accounting Policies [Line Items]
Sale of common stock (in shares)		40,000,000				40,000,000
Gores Metropoulos, Inc. | Founder Shares
Significant Accounting Policies [Line Items]
Common stock, par value			0.0001	0.0001		$ 0.0001
Gores Metropoulos, Inc. | Class A Stock
Significant Accounting Policies [Line Items]
Common stock, par value			$ 0.0001	$ 0.0001		$ 0.0001
Sale of common stock (in shares)		40,000,000